John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 39.0%				$17,744,425
(Cost $17,574,388)
U.S. Government 36.5%				16,610,937
U.S. Treasury
Bond	4.750	02-15-37	780,000	842,430
Bond	5.375	02-15-31	520,000	568,567
Note	0.375	11-30-25	200,000	190,719
Note	0.500	05-31-27	1,540,000	1,408,198
Note	0.625	12-31-27	1,595,000	1,438,864
Note	0.625	08-15-30	330,000	274,983
Note	0.750	03-31-26	1,450,000	1,377,047
Note	0.875	11-15-30	800,000	672,594
Note	1.625	09-30-26	1,615,000	1,541,946
Note	2.250	02-15-27	1,530,000	1,472,804
Note	2.375	05-15-29	2,230,000	2,098,899
Note	2.875	08-15-28	1,515,000	1,465,348
Note	3.375	05-15-33	1,215,000	1,169,153
Note	3.875	08-15-33	1,020,000	1,017,729
Note	4.000	02-15-34	1,065,000	1,071,656
U.S. Government Agency 2.5%				1,133,488
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	169,588	158,440
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	156,756	143,262
30 Yr Pass Thru	3.500	02-01-45	79,725	75,717
30 Yr Pass Thru	3.500	09-01-46	187,564	176,113
30 Yr Pass Thru	3.500	07-01-47	102,867	96,105
30 Yr Pass Thru	4.000	07-01-44	64,390	62,995
30 Yr Pass Thru	4.000	10-01-47	136,831	132,413
30 Yr Pass Thru	4.500	01-01-46	102,182	101,642
30 Yr Pass Thru	4.500	03-01-47	66,674	66,029

30 Yr Pass Thru	5.000	11-01-39	118,376	120,772
Corporate bonds 38.3%				$17,417,881
(Cost $17,730,573)
Communication services 2.2%				1,006,695
Diversified telecommunication services 1.2%
AT&T, Inc.	4.300	02-15-30	270,000	267,263
Verizon Communications, Inc.	4.329	09-21-28	285,000	284,383
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	240,000	215,580
Media 0.5%
Comcast Corp.	5.300	06-01-34	231,000	239,469
Consumer discretionary 1.5%				679,994
Automobiles 0.6%
American Honda Finance Corp.	1.200	07-08-25	295,000	286,319
Specialty retail 0.7%
Lowe’s Companies, Inc.	4.400	09-08-25	135,000	134,453
Lowe’s Companies, Inc.	4.500	04-15-30	175,000	175,308
Textiles, apparel and luxury goods 0.2%
Tapestry, Inc.	7.350	11-27-28	80,000	83,914
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 1.3%				$601,552
Oil, gas and consumable fuels 1.3%
Enbridge, Inc.	1.600	10-04-26	192,000	180,909
Enbridge, Inc.	4.250	12-01-26	140,000	139,110
TotalEnergies Capital International SA	3.455	02-19-29	200,000	193,654
TotalEnergies Capital SA	5.150	04-05-34	85,000	87,879
Financials 14.9%				6,749,477
Banks 11.1%
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	265,000	226,887
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	320,000	308,545
Citigroup, Inc. (1.122% to 1-28-26, then Overnight SOFR + 0.765%)	1.122	01-28-27	475,000	451,081
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	344,000	343,785
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	224,000	234,202
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	311,841
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	311,883
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	300,000	288,895
JPMorgan Chase & Co. (6.070% to 10-22-26, then Overnight SOFR + 1.330%)	6.070	10-22-27	270,000	278,794
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	317,610
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	294,046
Royal Bank of Canada	2.050	01-21-27	400,000	379,913
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	288,855
The PNC Financial Services Group, Inc.	1.150	08-13-26	302,000	283,351
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	160,000	159,936
Truist Financial Corp. (1.267% to 3-2-26, then Overnight SOFR + 0.609%)	1.267	03-02-27	305,000	288,360
Westpac Banking Corp.	1.150	06-03-26	290,000	274,387
Capital markets 2.6%
BlackRock Funding, Inc.	5.000	03-14-34	245,000	252,709
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	300,000	285,008
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	165,000	180,616
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then Overnight SOFR + 0.789%)	1.093	12-09-26	500,000	476,075
Consumer finance 0.6%
American Express Company	3.950	08-01-25	215,000	213,289
American Express Company (5.098% to 2-16-27, then Overnight SOFR + 1.000%)	5.098	02-16-28	50,000	50,667
Insurance 0.6%
Aon Corp.	2.800	05-15-30	273,000	248,742
Health care 5.9%				2,672,314
Biotechnology 1.2%
AbbVie, Inc.	3.200	11-21-29	310,000	293,749
Amgen, Inc.	5.250	03-02-33	253,000	260,002
Health care providers and services 3.0%
CommonSpirit Health	5.205	12-01-31	250,000	254,579
CVS Health Corp.	4.300	03-25-28	340,000	335,904
Elevance Health, Inc.	5.150	06-15-29	184,000	189,387
Seattle Children’s Hospital	1.208	10-01-27	325,000	294,770
UnitedHealth Group, Inc.	4.900	04-15-31	280,000	286,306
Pharmaceuticals 1.7%
Astrazeneca Finance LLC	4.875	03-03-28	180,000	183,807
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	4.900	02-22-29	305,000	$312,736
Merck & Company, Inc.	4.300	05-17-30	260,000	261,074
Industrials 4.4%				1,982,532
Aerospace and defense 0.5%
Northrop Grumman Corp.	3.250	01-15-28	230,000	221,924
Building products 0.4%
Carrier Global Corp.	2.700	02-15-31	200,000	177,928
Construction and engineering 0.5%
Quanta Services, Inc.	4.750	08-09-27	225,000	226,006
Ground transportation 0.7%
Ryder System, Inc.	1.750	09-01-26	342,000	322,636
Machinery 1.6%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	415,092
John Deere Capital Corp.	5.100	04-11-34	85,000	87,840
John Deere Capital Corp.	5.150	09-08-33	200,000	208,445
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	322,661
Materials 0.4%				197,262
Metals and mining 0.4%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	195,000	197,262
Real estate 2.3%				1,053,742
Health care REITs 0.6%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	255,000	257,844
Industrial REITs 0.5%
Prologis LP	5.000	03-15-34	240,000	242,659
Retail REITs 0.6%
Simon Property Group LP	1.375	01-15-27	301,000	280,273
Specialized REITs 0.6%
American Tower Corp.	3.375	10-15-26	280,000	272,966
Utilities 5.4%				2,474,313
Electric utilities 4.2%
American Electric Power Company, Inc.	4.300	12-01-28	280,000	276,856
DTE Electric Company	2.250	03-01-30	350,000	313,429
Eversource Energy	1.650	08-15-30	330,000	277,578
Exelon Corp.	3.400	04-15-26	278,000	272,867
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	210,339
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	310,000	313,983
Xcel Energy, Inc.	4.000	06-15-28	275,000	269,312
Multi-utilities 1.2%

Public Service Electric & Gas Company	4.900	12-15-32	251,000	255,735

Sempra	3.400	02-01-28	295,000	284,214
Municipal bonds 3.0%				$1,375,751
(Cost $1,495,000)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	143,222
California Health Facilities Financing Authority	1.829	06-01-29	250,000	224,376
California State University	1.740	11-01-30	210,000	181,216
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	289,030
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	$275,571

State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	262,336
Collateralized mortgage obligations 7.4%				$3,333,963
(Cost $3,319,980)
Commercial and residential 4.1%				1,852,329
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	275,848
Benchmark Mortgage Trust
Series 2024-V9, Class A3	5.602	08-15-57	265,000	273,100
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.296	11-15-56	273,000	295,166
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	317,594
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	191,151
Series 2015-C24, Class A4	3.732	05-15-48	508,000	499,470
U.S. Government Agency 3.3%				1,481,634
Federal Home Loan Mortgage Corp.
Series K513, Class A2 (A)	4.724	12-25-28	416,000	422,941
Series K514, Class A2	4.572	12-25-28	555,000	560,971
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	114,017	106,487
Series 2013-31, Class NG	2.250	04-25-33	197,375	184,124
Series 2013-34, Class PA	2.000	08-25-42	187,046	174,698

Series 2016-36, Class BC	2.500	03-25-43	33,064	32,413
Asset backed securities 10.6%				$4,820,709
(Cost $4,831,556)
Asset backed securities 10.6%				4,820,709
CarMax Auto Owner Trust
Series 2021-1, Class A3	0.340	12-15-25	6,894	6,879
Series 2022-2, Class A3	3.490	02-16-27	102,498	101,470
Series 2023-4, Class A3	6.000	07-17-28	242,000	247,307
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	60,805	59,531
Series 2021-C, Class A3	0.810	12-15-26	120,413	117,835
Series 2022-A, Class A3	2.830	07-15-27	102,466	100,691
Series 2022-B, Class A3	3.890	08-16-27	184,342	182,687
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	220,000	222,588
Series 2024-1, Class A3	5.490	12-15-27	216,000	219,177
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	233,465
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	155,473	154,878
Series 2024-B, Class A3	5.100	04-15-29	206,000	209,485
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	305,626
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	190,257
Series 2024-A, Class A3	5.370	03-15-29	171,000	174,117
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	152,528	151,314
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	42,956	42,305
Series 2022-A, Class A3	2.320	09-16-26	99,381	97,936
Series 2022-C, Class A3	5.090	06-15-27	225,614	225,827
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	183,970	184,350
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
U.S. Small Business Administration
Series 2022-20E, Class 1	3.820	05-01-42	273,618	$262,361
Series 2022-20F, Class 1	3.890	06-01-42	326,878	314,918
Series 2022-20G, Class 1	3.810	07-01-42	127,277	122,113
Series 2022-20J, Class 1	4.890	10-01-42	172,208	175,076
Series 2022-20K, Class 1	4.980	11-01-42	187,611	191,702
Series 2023-20E, Class 1	4.600	05-01-43	322,071	321,919
Verizon Master Trust
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	204,895

	Yield (%)	Shares	Value
Short-term investments 1.4%			$633,526
(Cost $633,526)
Short-term funds 1.4%			633,526
JPMorgan U.S. Government Money Market Fund, Institutional Class	5.1703(B)	633,526	633,526

Total investments (Cost $45,585,023) 99.7%	$45,326,255
Other assets and liabilities, net 0.3%	131,453
Total net assets 100.0%	$45,457,708

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$17,744,425	—	$17,744,425	—
Corporate bonds	17,417,881	—	17,417,881	—
Municipal bonds	1,375,751	—	1,375,751	—
Collateralized mortgage obligations	3,333,963	—	3,333,963	—
Asset backed securities	4,820,709	—	4,820,709	—
Short-term investments	633,526	$633,526	—	—
Total investments in securities	$45,326,255	$633,526	$44,692,729	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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